UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            February 14, 2005
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        43
                                           -----------

Form 13F Information Table Entry Value:      259,140
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


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

   COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                              TITLE
                                OF                    VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER
   NAME OF ISSUER             CLASS       CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED NONE
-----------------             -----       -----      --------    -------    ---  ----  ----------  --------     ----     ------ ----
Adolor Corp.                  COM         00724X102    4,383       441,837  SH         SOLE                    441,837
Alexion Pharmaceuticals Inc.  COM         015351109    9,322       369,938  SH         SOLE                    369,938
Alkermes Inc.                 COM         01642T108    2,227       158,059  SH         SOLE                    158,059
Amgen Inc.                    COM         031162100    6,412        99,954  SH         SOLE                     99,954
Amylin Pharmaceuticals Inc.   COM         032346108   19,692       842,982  SH         SOLE                    842,982
Array Biopharma Inc.          COM         04269X105    2,127       223,474  SH         SOLE                    223,474
Atherogenics Inc.             COM         047439104    1,314        55,789  SH         SOLE                     55,789
Barrier Therapeutics Inc.     COM         06850R108    7,794       469,528  SH         SOLE                    469,528
Biocryst Pharmaceuticals      COM         09058V103      505        87,451  SH         SOLE                     87,451
Cell Therapeutics Inc.        COM         150934107      759        93,297  SH         SOLE                     93,297
Critical Therapeutics Inc.    COM         22674T105      239        29,854  SH         SOLE                     29,854
Cytokinetics Inc.             COM         23282W100    1,213       118,300  SH         SOLE                    118,300
Dynavax Technologies Corp.    COM         268158102      473        59,100  SH         SOLE                     59,100
GTX Inc. Del                  COM         40052B108    4,258       315,653  SH         SOLE                    315,653
Incyte Corp.                  COM         45337C102   33,108     3,314,070  SH         SOLE                  3,314,070
Inhibitex Inc.                COM         45719T103    5,449       677,730  SH         SOLE                    677,730
Insmed Inc.                   COM         457669208      108        48,900  SH         SOLE                     48,900
Intermune Inc.                COM         45884X103    3,241       244,414  SH         SOLE                    244,414
Intrabiotics Pharmaceuticals  COM         46116T506    3,833       939,561  SH         SOLE                    939,561
Ligand Pharmaceuticals Inc.   CLB         53220K207    1,610       138,357  SH         SOLE                    138,357
Metabasis Therapeutics Inc.   COM         59101M105    2,411       332,502  SH         SOLE                    332,502
Myogen Inc.                   COM         62856E104   10,021     1,241,788  SH         SOLE                  1,241,788
Myriad Genetics Inc.          COM         62855J104      853        37,888  SH         SOLE                     37,888
Nastech Pharmaceutical Inc.   COM         631728409    2,547       210,456  SH         SOLE                    210,456
Neurogen Corp.                COM         64124E106   49,851     5,325,999  SH         SOLE                  5,325,999
Nitromed Inc.                 COM         654798503    2,665       100,000  SH         SOLE                    100,000
Onyx Pharmaceuticals Inc.     COM         683399109    2,635        81,354  SH         SOLE                     81,354
Pharmacyclics Inc.            COM         716933106      612        58,420  SH         SOLE                     58,420
Pozen Inc.                    COM         73941U102      570        78,400  SH         SOLE                     78,400
Praecis Pharmaceuticals Inc.  COM         739421105       95        50,100  SH         SOLE                     50,100
QLT Inc.                      COM         746927102    3,304       205,486  SH         SOLE                    205,486
Renovis Inc.                  COM         759885106      187        12,996  SH         SOLE                     12,996
Seattle Genetics Inc.         COM         812578102    1,503       230,166  SH         SOLE                    230,166
Senomyx Inc.                  COM         81724Q107    7,006       846,104  SH         SOLE                    846,104
Sequenom Inc.                 COM         817337108       70        48,881  SH         SOLE                     48,881
Transkaryotic Therapies Inc.  COM         893735100    2,360        92,961  SH         SOLE                     92,961
Trimeris Inc.                 COM         896263100   51,046     3,602,369  SH         SOLE                  3,602,369
Vicuron Pharmaceuticals Inc.  COM         926471103      216        12,400  SH         SOLE                     12,400
Virologic Inc.                COM         92823R201    1,262       452,307  SH         SOLE                    452,307


Incyte Corp Notes 5.5%
  2/01/2007                   CONV BONDS  45337CAC6    2,500     2,500,000  PRN        SOLE                  2,500,000
Incyte Corp Notes 3.5%
  2/15/2011                   CONV BONDS  45337CAE2    4,520     4,000,000  PRN        SOLE                  4,000,000
Regeneron Conv Notes 5.5%
  10/17/08 (144A)             CONV BONDS  75886FAA5   11,922    12,322,000  PRN        SOLE                 12,322,000
Regeneron Conv Notes 5.5%
  10/17/08                    CONV BONDS  75886FAB3    4,838     5,000,000  PRN        SOLE                  5,000,000

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